Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Commitments And Contingencies Disclosure [Line Items]
Operating lease, expenses	¥ 6,350	$ 948	¥ 6,509
Maximum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term of contract	5 years	5 years
Minimum [Member] | Office Premise [Member]
Commitments And Contingencies Disclosure [Line Items]
Operating Lease term of contract	1 year	1 year